Subsequent events	12 Months Ended
Mar. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

19. Subsequent events

Subsequent to March 31, 2022:

a) The Company made an additional capital loan advance to Merit Functional Foods for $3,159,558 (note 7).

b) As a result of the $10 million cash injection by the shareholders of Merit Foods, EDC released the personal guarantees provided by the EDC Guarantors. As a result, the EDC Reciprocal Indemnity Agreement was also released (note 7).

c) Burcon entered into a loan agreement with Large Scale for a secured loan (the “Secured Loan”) of up to $10 million (the “Loan Amount”). The Secured Loan will be made available to Burcon in two $5 million tranches, upon satisfaction of certain conditions with respect to each tranche. The first tranche, which is currently available, has a maturity date of July 1, 2024 and the second tranche will have a maturity date that is 24 months from the closing date of such tranche. The drawn portion of the Loan Amount will bear interest at a rate of 8% per annum (the “Principal Balance”) and is secured by all the assets of Burcon. Interest on the Loan Amount will accrue monthly, not in advance, and will be payable on the maturity date of the applicable tranche. Burcon will pay a 1% commitment fee of the undrawn amount of the Loan Amount under each tranche on: (i) the closing date of such tranche and (ii) each annual anniversary of the closing date of such tranche.

d) Burcon received a letter from the Listings Qualification Department of the Nasdaq Stock Market LLC ("Nasdaq") notifying the Company that it has not met the listing rule that requires the listed securities of the Company to maintain a minimum bid price of US$1 per share for a period of 30 consecutive business days. The Nasdaq notification letter does not result in the immediate delisting of the Company's common shares, and the shares will continue to trade uninterrupted. The Company has a compliance period of 180 calendar days, or until September 28, 2022, to regain compliance with Nasdaq's minimum bid price requirement. If at any time during the compliance period the Company's closing bid price is at least US$1 for a minimum of 10 consecutive business days, it will be notified by Nasdaq that compliance has been met. In the event the Company does not regain compliance by September 28, 2022, the Company may be eligible for additional time to regain compliance. Burcon's management is reviewing various options available to the Company in order to regain compliance with Nasdaq's listing rules.